Related Party Transactions (10-K) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Proceeds from related party debt	$ 22,500		$ 46,500	$ 10,022
Related party paid expenses on behalf of company	14,345		85,898
Repayments of related party debt	80,500		19,575
Due to related parties	$ 81,871		$ 122,845	$ 10,022